Expense Example - R5 R6 Shares - JPMorgan Inflation Managed Bond Fund	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	46	155	275	623	36	121	215	489